Favorable Contracts (Details) - Favorable Contracts - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Favorable contracts - intangible assets
Balance at beginning of period		$ 357.3	$ 280.9	$ 357.3	$ 280.9	$ 0.0
Accumulated amortization				(81.7)	(14.8)	0.0
Additions	[1]	76.4	280.9
Net carrying amount				$ 275.6	$ 266.1	$ 0.0
Amortization of favorable contracts		(66.9)	(14.8)
Balance at end of period		$ 357.3	$ 280.9

[1]	Additions to favorable contracts during the year are net of measurement period adjustments.